UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |X|; Amendment Number:  1
                                                          ----

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Discovery Capital Management, LLC

Address:  20 Marshall Street
          South Norwalk, CT 06854

13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Citrone
Title:    Managing Member
Phone:    (203) 838-3188

Signature, Place and Date of Signing:


/s/ Robert Citrone          South Norwalk, Connecticut      September 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total: $140,128
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number    Name
---       --------------------    ----

1.        028-12213               Discovery Global Opportunity Master Fund, Ltd.

                                                 FORM 13F INFORMATION TABLE
                                                       June 30, 2008
          COLUMN 1            COLUMN 2     COLUMN 3     COL 4        COLUMN 5       COL 6    COL 7           COLUMN 8

                                                       MARKET
                              TITLE OF       CUSIP      VALUE   SHRS OR SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER          CLASS         NUMBER    (x1000)  PRN AMT PRN CALL  DISCRTN   MNGRS  SOLE   SHARED      NONE
AMERICA MOVIL SAB DE CV   SPON ADR L SHS   02364W105   134581   2551300 SH        SOLE             2551300  0         0
TRANSOCEAN INC NEW        SHS              G90073100     5547     36400 SH        SOLE               36400  0         0

SK 02848 0005 918743